SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022
Leases
2023	$ 77,294	$ 110,593
2024	82,190	82,190
2025	84,664	84,664
2026	14,180	14,180
Total lease payments	258,328	291,627
Less: imputed interest	(39,864)	(46,721)
Total lease liabilities	$ 218,464	$ 244,906